LMCG International Small Cap Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2020
1
Shares Security Description Value
Equity Securities - 94.2%
Common Stock - 93.5%
Australia - 7.1%
148,230 Alumina, Ltd. $ 166,227
36,937 Charter Hall Group REIT 247,000
437,198 Cromwell Property Group REIT 271,539
19,582 McMillan Shakespeare, Ltd. 122,703
74,690 nib holdings, Ltd./Australia 237,616
133,834 NRW Holdings, Ltd. 172,249
193,644 Perenti Global, Ltd. 154,347
64,584 Pinnacle Investment Management Group,
Ltd. 174,712
83,583 Regis Resources, Ltd. 301,093
187,599 Shopping Centres Australasia Property
Group REIT 282,228
27,908 SmartGroup Corp., Ltd. 116,904
23,231 Super Retail Group, Ltd. 129,055
26,520 Technology One, Ltd. 160,870
55,848 Zip Co., Ltd.
(a)
201,568
2,738,111
Austria - 2.7%
7,185 AT&S Austria Technologie &
Systemtechnik AG 129,157
8,963 BAWAG Group AG
(a)(b)
309,550
10,246 UNIQA Insurance Group AG 68,953
10,516 Vienna Insurance Group AG Wiener
Versicherung Gruppe
(a)
235,113
14,536 Wienerberger AG 316,662
1,059,435
Belgium - 0.6%
12,708 Bekaert SA 249,141
Canada - 0.7%
2,858 Colliers International Group, Inc. 163,994
19,315 Cominar Real Estate Investment Trust
REIT 116,379
280,373
Denmark - 1.9%
3,601 GN Store Nord A/S 191,872
833 ROCKWOOL International A/S, Class B 225,441
7,640 Topdanmark A/S 315,622
732,935
Finland - 1.2%
21,441 Citycon OYJ 149,111
17,219 Finnair OYJ
(a)
15,283
7,239 Konecranes OYJ 163,636
43,625 Outokumpu OYJ
(a)
124,492
452,522
France - 2.2%
4,701 Eramet
(a)
168,588
4,629 Fnac Darty SA
(a)
191,177
5,093 Korian SA
(a)
186,422
5,376 Nexity SA 173,950
10,207 Quadient 148,849
868,986
Georgia - 0.4%
10,696 Bank of Georgia Group PLC
(a)
141,812
Germany - 4.8%
14,203 ADVA Optical Networking SE
(a)
93,987
61,149 CECONOMY AG
(a)
212,423
7,594 CTS Eventim AG & Co. KGaA
(a)
315,679
12,087 Deutsche EuroShop AG
(a)
170,426
23,273 Deutsche Pfandbriefbank AG
(a)(b)
169,957
9,539 Freenet AG 153,468
2,420 Gerresheimer AG 223,219
Shares Security Description Value
Germany - 4.8% (continued)
2,506 MorphoSys AG
(a)
$ 316,602
17,647 SAF-Holland SE
(a)
103,989
8,688 Salzgitter AG
(a)
122,256
1,882,006
Greece - 0.3%
7,645 Motor Oil Hellas Corinth Refineries SA 105,904
Hong Kong - 0.9%
70,000 Hang Lung Group, Ltd. 162,751
33,600 VTech Holdings, Ltd. 201,804
364,555
Isle of Man - 0.3%
34,109 Playtech PLC 118,975
Israel - 0.8%
9,155 Plus500, Ltd. 149,230
9,186 Tower Semiconductor, Ltd.
(a)
175,183
324,413
Italy - 4.6%
13,661 ACEA SpA 262,299
73,843 Anima Holding SpA
(b)
317,581
81,225 BPER Banca
(a)
201,859
63,768 Enav SpA
(b)
287,433
51,364 Hera SpA 193,089
120,549 Piaggio & C SpA 291,189
142,759 Saras SpA
(a)
112,273
79,650 Webuild SpA 124,834
1,790,557
Japan - 29.9%
8,000 Adastria Co., Ltd. 127,215
8,100 Altech Corp. 142,908
17,200 Aoyama Trading Co., Ltd. 116,605
14,200 Arcland Service Holdings Co., Ltd. 251,319
8,000 ASKUL Corp. 255,615
6,700 Azbil Corp. 203,839
14,400 Central Glass Co., Ltd. 244,190
10,900 CONEXIO Corp. 143,449
11,900 DTS Corp. 245,109
18,900 EDION Corp. 191,319
5,900 Fancl Corp. 174,582
13,700 Fujitsu General, Ltd. 280,027
16,300 Geo Holdings Corp. 204,250
232 GLP J-Reit REIT 336,263
5,900 Hitachi Capital Corp. 129,721
8,300 Hokuto Corp. 156,045
98,700 JVCKenwood Corp. 148,998
7,800 Kaga Electronics Co., Ltd. 141,299
3,400 Kaken Pharmaceutical Co., Ltd. 173,503
5,600 Kanamoto Co., Ltd. 122,139
30,800 Kandenko Co., Ltd. 261,575
23,100 Kanematsu Corp. 275,553
12,200 Keihanshin Building Co., Ltd. 156,716
14,900 Kintetsu World Express, Inc. 257,085
66,900 Kobe Steel, Ltd.
(a)
229,248
9,300 Kohnan Shoji Co., Ltd. 291,984
2,500 Kura Sushi, Inc. 121,324
7,100 Kyokuto Kaihatsu Kogyo Co., Ltd. 86,206
6,400 Maeda Road Construction Co., Ltd. 120,443
5,400 Matsumotokiyoshi Holdings Co., Ltd. 195,795
3,500 Meitec Corp. 168,233
11,700 Micronics Japan Co., Ltd. 123,312
7,800 Mimasu Semiconductor Industry Co., Ltd. 167,233
4,200 Mitsubishi Research Institute, Inc. 167,455
10,300 Mixi, Inc. 181,532
9,000 NET One Systems Co., Ltd. 299,653

LMCG International Small Cap Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2020
2
Shares Security Description Value
Japan - 29.9% (continued)
5,500 Nihon Unisys, Ltd. $ 171,405
10,900 Nishio Rent All Co., Ltd. 224,410
57,100 NTN Corp. 113,698
7,700 Open House Co., Ltd. 263,144
53,900 Penta-Ocean Construction Co., Ltd. 289,031
5,900 Ricoh Leasing Co., Ltd. 161,905
4,900 Sankyo Co., Ltd. 118,263
4,200 Sankyu, Inc. 157,536
6,000 SCSK Corp. 291,179
9,600 Shinko Electric Industries Co., Ltd. 129,897
27,600 Shinoken Group Co., Ltd. 221,107
5,700 Ship Healthcare Holdings, Inc. 236,763
91 Starts Proceed Investment Corp. REIT 173,109
4,800 Sugi Holdings Co., Ltd. 324,520
10,500 Takasago Thermal Engineering Co., Ltd. 153,841
7,600 The Nisshin Oillio Group, Ltd. 237,203
9,260 The Okinawa Electric Power Co., Inc. 153,854
11,800 Tokuyama Corp. 276,709
31,400 Tokyu Construction Co., Ltd. 162,271
23,900 Tomy Co., Ltd. 188,145
9,300 Towa Pharmaceutical Co., Ltd. 171,659
19,200 TSI Holdings Co., Ltd. 82,152
15,500 United Super Markets Holdings, Inc. 162,931
12,400 Yamato Kogyo Co., Ltd. 252,077
11,608,551
Luxembourg - 0.5%
8,973 Corestate Capital Holding SA
(a)
181,058
Netherlands - 3.6%
2,839 ASM International NV 438,732
6,371 ASR Nederland NV 195,695
75,713 Koninklijke BAM Groep NV
(a)
136,952
13,497 Signify NV
(a)(b)
348,617
89,230 VEON, Ltd., ADR 160,614
11,770 Wereldhave NV REIT 108,103
1,388,713
New Zealand - 0.2%
44,089 Z Energy, Ltd. 76,817
Norway - 1.3%
47,051 Europris ASA
(b)
227,012
68,401 Golden Ocean Group, Ltd. 264,359
491,371
Peru - 0.3%
48,515 Hochschild Mining PLC 116,743
Portugal - 0.5%
289,651 Sonae SGPS SA 208,921
Singapore - 2.7%
119,039 Frasers Logistics & Commercial Trust
REIT 101,648
1,287,800 Golden Agri-Resources, Ltd. 136,764
276,400 Hi-P International, Ltd. 210,236
207,700 Japfa, Ltd. 102,091
183,806 Mapletree Commercial Trust REIT 254,554
87,700 OUE, Ltd. 74,887
258,900 UMS Holdings, Ltd. 166,271
1,046,451
South Africa - 0.5%
58,781 Mediclinic International PLC 192,723
South Korea - 0.5%
11,713 NICE Information Service Co., Ltd. 177,713
Shares Security Description Value
Spain - 1.5%
39,071 Mediaset Espana Comunicacion SA
(a)
$ 144,507
106,762 Obrascon Huarte Lain SA
(a)
76,166
40,366 Pharma Mar SA 347,390
568,063
Sweden - 5.6%
47,801 Arjo AB 265,727
18,345 Clas Ohlson AB 205,338
6,518 Evolution Gaming Group AB
(b)
388,637
89,165 Fingerprint Cards AB, Class B
(a)
161,763
15,782 Getinge AB, Class B 292,836
10,184 Mycronic AB 192,025
2,798 Nolato AB, Class B
(a)
188,571
19,703 Recipharm AB, Class B
(a)
243,163
10,366 Swedish Orphan Biovitrum AB
(a)
239,399
2,177,459
Switzerland - 4.2%
805 ALSO Holding AG 197,968
3,151 Cembra Money Bank AG 307,800
2,289 Helvetia Holding AG 213,450
1,049 Kardex Holding AG 191,321
4,097 Logitech International SA, Class R 267,498
2,846 Sunrise Communications Group AG
(a)(b)
252,474
2,323 Swissquote Group Holding SA 198,354
1,628,865
Taiwan - 1.2%
217,032 China Life Insurance Co., Ltd.
(a)
160,358
411,000 Walsin Lihwa Corp. 202,683
16,000 Walsin Technology Corp. 97,070
460,111
United Kingdom - 12.5%
29,242 Aggreko PLC 160,443
168,299 Cineworld Group PLC 126,250
23,473 Dart Group PLC 244,172
7,046 Dialog Semiconductor PLC
(a)
321,476
7,497 Diploma PLC 166,747
166,259 Dixons Carphone PLC
(a)
185,101
102,167 Drax Group PLC 325,603
1,874 Games Workshop Group PLC 186,114
52,686 Halfords Group PLC 99,231
5,608 Halma PLC 160,033
45,489 Howden Joinery Group PLC 311,588
42,726 Inchcape PLC 259,415
63,007 National Express Group PLC 145,839
60,598 Petrofac, Ltd. 133,880
79,086 Pets at Home Group PLC 234,209
23,725 Phoenix Group Holdings PLC 189,321
43,435 Redde Northgate PLC 89,342
133,472 Royal Mail PLC 301,415
804,210 Saga PLC 153,759
13,047 Softcat PLC 176,215
182,767 Stagecoach Group PLC 134,748
34,442 Tate & Lyle PLC 284,912
12,654 The Go-Ahead Group PLC 130,454
25,525 Vistry Group PLC 224,717
79,781 William Hill PLC 112,499
4,857,483
Total Common Stock (Cost $37,989,919) 36,290,767

LMCG International Small Cap Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2020
3
The following is a summary of the inputs used to value the Fund's investments as of June 30, 2020.
The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments.
These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
Level 2 – Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities respective local market closes and the close of the U.S. market.
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION
WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL
STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED
ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS
INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY
VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES
INVESTED BY THE FUND.
Shares Security Description Rate Value
Preferred Stock - 0.7%
Germany - 0.7%
3,209 Draegerwerk AG & Co. KGaA
(Cost
$192,840) 0.19% $ 261,385
Total Equity Securities (Cost $38,182,759) 36,552,152
Shares Security Description Value
Investment Company - 3.0%
18,775 iShares MSCI EAFE ETF
(Cost $1,184,139) 1,142,834
Money Market Fund - 2.4%
926,495 Dreyfus Treasury Securities Cash
Management, Institutional Shares, 0.08%
(c)
(Cost $926,495) 926,495
Investments, at value - 99.6% (Cost $40,293,393) $ 38,621,481
Other Assets & Liabilities, Net - 0.4% 165,078
Net Assets - 100.0% $ 38,786,559
ADR American Depositary Receipt
ETF Exchange Traded Fund
PLC Public Limited Company
REIT Real Estate Investment Trust
(a) Non-income producing security.
(b) Security exempt from registration under Rule 144A under the Securities
Act of 1933. At the period end, the value of these securities amounted to $2,301,261 or 5.9% of net assets.
(c) Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2020.
Level 1 Level 2 Level 3 Total
Investments at Value
Common Stock
Australia $ 2,738,111 $ – $ – $ 2,738,111
Austria 1,059,435 – – 1,059,435
Belgium 249,141 – – 249,141
Canada 280,373 – – 280,373
Denmark 732,935 – – 732,935
Finland 452,522 – – 452,522
France 868,986 – – 868,986
Georgia 141,812 – – 141,812
Germany 1,882,006 – – 1,882,006
Greece 105,904 – – 105,904
Hong Kong 364,555 – – 364,555
Isle of Man 118,975 – – 118,975
Israel 324,413 – – 324,413
Italy 1,790,557 – – 1,790,557
Japan 11,608,551 – – 11,608,551
Luxembourg 181,058 – – 181,058
Netherlands 1,388,713 – – 1,388,713
New Zealand 76,817 – – 76,817
Norway 491,371 – – 491,371
Peru 116,743 – – 116,743
Portugal 208,921 – – 208,921
Singapore 1,046,451 – – 1,046,451
South Africa 192,723 – – 192,723
South Korea 177,713 – – 177,713
Spain 568,063 – – 568,063
Sweden 2,177,459 – – 2,177,459
Switzerland 1,628,865 – – 1,628,865
Taiwan 460,111 – – 460,111
United Kingdom 4,857,483 – – 4,857,483
Preferred Stock
Germany 261,385 – – 261,385
Investment Company 1,142,834 – – 1,142,834
Money Market Fund – 926,495 – 926,495
Investments at Value $ 37,694,986 $ 926,495 $ – $ 38,621,481